Material Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2025
Material Accounting Policies [Abstract]
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2025	September 30, 2024
HK$ Balance sheet items, except for equity accounts	US$1=HK$7.7809	US$1=HK$7.7693
HK$ Items in the statements of income and cash flows	US$1=HK$7.8119	US$1=HK$7.8084